Annual Operating Expenses {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-14 - Fidelity Mega Cap Stock Fund	Aug. 29, 2022
Fidelity Mega Cap Stock Fund-Class A
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.90%
Fidelity Mega Cap Stock Fund-Class M
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.15%
Fidelity Mega Cap Stock Fund-Class C
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.67%
Fidelity Mega Cap Stock Fund- Class I
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.65%
Fidelity Mega Cap Stock Fund-Class Z
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.51%